Ropes & Gray LLP
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WRITER’S DIRECT DIAL NUMBER: (202) 508-4625
April 27, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BB&T Variable Insurance Funds: File Nos. 333-121205 and 811-21682 Post-Effective Amendment No. 13 to the Registration Statement
Dear Sir or Madam:
     On behalf of BB&T Variable Insurance Funds1 (the “Trust”) and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 14 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.
     Ropes & Gray LLP has acted as counsel to the Trust in connection with the preparation of this Post-Effective Amendment. I hereby represent that such Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 promulgated under the 1933 Act.
     If you have any questions concerning this filing, please call me at (202) 508-4625 or my colleague Molly Moore at (202) 508-4732.

Sincerely,
/s/ Alan G. Priest
Alan G. Priest

[1]	BB&T Variable Insurance Funds will be renamed Sterling Capital Variable Insurance Funds effective May 1, 2011.